Fair values of financial assets and financial liabilities - Reconciliation of non-market observables (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Derivative financial instruments	$ 18,269	$ 19,353	$ 22,373
Day one profit or loss
Closing balance of unrecognised day one profit (loss)	1	$ 1	$ 3
At fair value | Level 3
Assets
Balance at the beginning of the period	344
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	3
Other comprehensive income	146
Acquisition and issues	36
Disposal and settlements	(26)
Foreign currency translation impacts	(1)
Balance at the end of the period	502
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	4
Liabilities
Balance at the beginning of the period	32
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	7
Disposal and settlements	(1)
Transfer into or out of non-market observables	(5)
Balance at the end of the period	33
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	(7)
At fair value | Level 3 | Derivatives
Liabilities
Balance at the beginning of the period	32
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	7
Disposal and settlements	(1)
Transfer into or out of non-market observables	(5)
Balance at the end of the period	33
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	(7)
At fair value | Level 3 | Trading securities and financial assets measured at FVIS
Assets
Balance at the beginning of the period	5
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Disposal and settlements	(1)
Balance at the end of the period	4
At fair value | Level 3 | Investment securities
Assets
Balance at the beginning of the period	277
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Other comprehensive income	146
Acquisition and issues	33
Disposal and settlements	(17)
Balance at the end of the period	439
At fair value | Level 3 | Other
Assets
Balance at the beginning of the period	62
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	3
Acquisition and issues	3
Disposal and settlements	(8)
Foreign currency translation impacts	(1)
Balance at the end of the period	59
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	$ 4